Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments

September 30, 2019 (Unaudited)

	Principal Amount	Value
LONG-TERM INVESTMENTS — 144.6%
COMMERCIAL MORTGAGE-BACKED SECURITIES — 91.8%
Ashford Hospitality Trust, Series 2018-ASHF, Class E, 1 mo. USD LIBOR + 3.10%, 5.13%, 04/15/35 (a),(b),(c)	$9,240,000	$9,293,270
Ashford Hospitality Trust,
Series 2018-KEYS, Class D, 1 mo. USD LIBOR + 2.75%, 4.78%, 05/15/35 (a),(b),(c)	8,961,000	8,952,862
Series 2018-KEYS, Class E, 1 mo. USD LIBOR + 4.15%, 6.18%, 05/15/35 (a),(b),(c)	5,897,000	5,891,625
BAMLL Re-REMIC Trust, Series 2014-FRR9, Class F, 1 mo. USD LIBOR + 20.15%, 6.27%, 12/26/46 (a),(b),(d)	22,162,790	22,349,793
Bancorp Commercial Mortgage Trust, Series 2018-CRE4, Class D, 1 mo. USD LIBOR + 2.10%, 4.13%, 09/15/35 (a),(b),(c)	843,000	844,044
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW12, Class D, 5.96%, 09/11/38 (a),(b),(d)	549,575	301,177
BHMS Mortgage Trust, Series 2018-ATLS, Class E, 1 mo. USD LIBOR + 3.00%, 5.03%, 07/15/35 (a),(b),(c)	10,401,000	10,402,916
Caesars Palace Las Vegas Trust, Series 2017-VICI, Class E, 4.50%, 10/15/34 (a),(b),(c)	2,102,000	2,167,981
CFCRE Commercial Mortgage Trust, Series 2017-C8, Class D, 3.00%, 06/15/50 (a),(c)	5,741,000	5,023,002
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class D, 5.04%, 09/10/45 (a),(b),(c),(d)	4,258,000	4,243,569
Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class E, 4.76%, 03/10/47 (a),(b),(d)	100,000	96,497
Citigroup Commercial Mortgage Trust, Series 2016-P6, Class D, 3.25%, 12/10/49 (a),(c)	1,208,000	1,122,403
Cold Finance PLC,
Series 1, Class C, 3 mo. GBP LIBOR + 1.95%, 2.74%, 08/20/29 (b),(e)	£231,000	284,183
Series 1, Class D, 3 mo. GBP LIBOR + 2.50%, 3.29%, 08/20/29 (b),(e)	£761,000	937,570
Series 1, Class E, 3 mo. GBP LIBOR + 3.55%, 4.34%, 08/20/29 (b),(e)	£779,000	960,286
Colony American Finance Ltd., Series 2018 -1D, Class D, 4.92%, 06/15/51 (a),(c)	$1,409,000	1,518,660
Commercial Mortgage Pass Through Certificates,
Series 2016-CR28, Class D, 4.05%, 02/10/49 (b),(c)	688,000	708,861
Series 2016-CR28, Class F, 3.25%, 02/10/49 (a),(c)	13,754,000	10,738,665
Series 2016-CR28, Class G, 3.25%, 02/10/49 (a),(d)	5,951,000	4,036,748
Series 2016-CR28, Class H, 3.25%, 02/10/49 (a),(d)	9,169,000	5,247,060
Series 2016-CR28, Class J, 3.25%, 02/10/49 (a),(d)	15,121,412	4,898,672
Commercial Mortgage Trust, Series 2005-C6, Class G, 5.91%, 06/10/44 (a),(b),(d)	1,124,479	1,136,678
Commercial Mortgage Trust, Series 2006-CD3 SEQ, Class AJ, 5.69%, 10/15/48 (d)	8,775,996	4,729,063
Commercial Mortgage Trust,
Series 2013-CR8, Class E, 4.00%, 06/10/46 (a),(b),(c)	9,423,992	9,059,644
Series 2013-CR8, Class F, 4.00%, 06/10/46 (a),(b),(d)	3,009,000	2,630,638
Commercial Mortgage Trust, Series 2013-LC13, Class D, 5.44%, 08/10/46 (a),(b),(c)	2,218,000	2,260,067
Commercial Mortgage Trust,
Series 2014-FL5, Class KH1, 1 mo. USD LIBOR + 3.65%, 5.85%, 08/15/31 (a),(b),(d)	16,202,516	15,749,879
Series 2014-FL5, Class KH2, 1 mo. USD LIBOR + 4.50%, 6.70%, 08/15/31 (a),(b),(d)	10,504,874	9,519,990
Commercial Mortgage Trust, Series 2014-UBS5, Class D, 3.50%, 09/10/47 (a),(c)	4,395,000	3,893,627
Commercial Mortgage Trust,
Series 2014-UBS6, Class D, 4.10%, 12/10/47 (a),(b),(c)	658,000	611,868
Series 2014-UBS6, Class E, 4.60%, 12/10/47 (a),(b),(c)	9,693,000	7,754,609
Commercial Mortgage Trust,
Series 2015-CR22, Class E, 3.00%, 03/10/48 (a),(d)	14,139,000	11,953,232
Series 2015-CR22, Class F, 3.00%, 03/10/48 (a),(d)	7,294,000	5,863,579
Commercial Mortgage Trust,
Series 2015-CR23, Class D, 4.39%, 05/10/48 (b),(c)	958,000	966,079
Series 2015-CR23, Class E, 3.23%, 05/10/48 (a),(c),(d)	7,180,000	6,204,708
Series 2015-CR23, Class F, 4.39%, 05/10/48 (a),(b),(d)	1,170,000	831,322
Commercial Mortgage Trust, Series 2015-CR24, Class D, 3.46%, 08/10/48 (b),(c)	2,215,000	2,087,034
Commercial Mortgage Trust, Series 2015-CR25, Class D, 3.94%, 08/10/48 (b),(c),(d)	5,975,000	5,274,205
Commercial Mortgage Trust, Series 2015-CR27, Class D, 3.62%, 10/10/48 (a),(b),(c)	6,540,000	6,362,693
Commercial Mortgage Trust,
Series 2015-LC21, Class D, 4.44%, 07/10/48 (b),(c)	1,259,000	1,267,005
Series 2015-LC21, Class E, 3.25%, 07/10/48 (a),(c)	9,077,000	7,142,731
Commercial Mortgage Trust, Series 2016-CD1, Class D, 2.90%, 08/10/49 (a),(b),(c)	1,456,000	1,314,571
Commercial Mortgage Trust, Series 2016-COR1, Class D, 3.53%, 10/10/49 (a),(b),(c)	8,294,000	7,370,123

See Notes to Consolidated Schedule of Investments.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
Commercial Mortgage Trust, Series 2016-DC2, Class D, 4.04%, 02/10/49 (a),(b),(c)	$877,000	$805,885
Corevest American Finance Trust, Series 2017-2 SEQ, Class M, 5.62%, 12/25/27 (a),(d)	933,000	1,005,705
Corevest American Finance Trust,
Series 2019-1, Class D, 4.82%, 03/15/52 (a),(d)	377,000	404,015
Series 2019-1, Class E, 5.49%, 03/15/52 (a),(d)	202,000	216,923
CoreVest American Finance Trust,
Series 2019-2, Class D, 4.22%, 06/15/52 (a),(d)	195,000	202,846
Series 2019-2, Class E, 5.39%, 06/15/52 (a),(b),(d)	234,000	246,213
Credit Suisse Commercial Mortgage Trust, Series 2007-C3, Class AJ, 5.85%, 06/15/39 (b),(d)	37,297	20,905
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C5, Class G, 5.10%, 08/15/38 (a),(b),(d)	4,829,775	4,738,818
Credit Suisse Mortgage Trust, Series 2006-C5, Class AJ, 5.37%, 12/15/39 (d)	4,295,847	2,524,400
CSAIL Commercial Mortgage Trust,
Series 2015-C4, Class F, 3.50%, 11/15/48 (a),(b),(d)	5,842,000	4,791,683
Series 2015-C4, Class G, 3.50%, 11/15/48 (a),(b),(d)	5,786,000	3,654,757
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class UESD, 4.38%, 10/15/32 (a),(b),(c)	11,771,500	11,918,610
CSAIL Commercial Mortgage Trust, Series 2018-CX11, Class D, 2.75%, 04/15/51 (a),(b),(c)	1,165,000	1,064,205
CSAIL Commercial Mortgage Trust, Series 2019-C17, Class D, 2.50%, 09/15/52 (a)	206,000	175,656
DBWF Mortgage Trust,
Series 2018-GLKS, Class E, 1 mo. USD LIBOR + 3.02%, 5.08%, 11/19/35 (a),(b),(d)	474,000	476,902
Series 2018-GLKS, Class F, 1 mo. USD LIBOR + 3.49%, 5.55%, 11/19/35 (a),(b),(c)	829,000	834,559
European Loan Conduit,
Series 31, Class D, 3 mo. EURIBOR + 2.30%, 2.30%, 10/26/28 (b),(c),(e)	€1,542,076	1,680,853
Series 31, Class E, 3 mo. EURIBOR + 3.25%, 3.25%, 10/26/28 (b),(c),(e)	€6,924,374	7,537,702
FREMF Mortgage Trust, Series 2015-K719, Class B, 3.55%, 06/25/22 (a),(b),(c)	$1,488,000	1,486,057
FREMF Mortgage Trust, Series 2016-K60, Class D, 0.00%, 12/25/49 (a),(d)	41,179,337	24,530,354
FREMF Mortgage Trust, Series 2016-KF16, Class B, 1 mo. USD LIBOR + 6.64%, 8.73%, 03/25/26 (a),(b),(c)	718,142	771,835
FREMF Mortgage Trust, Series 2016-KF25, Class B, 1 mo. USD LIBOR + 5.00%, 7.09%, 09/25/23 (a),(b),(c)	1,975,703	2,070,415
FREMF Mortgage Trust, Series 2017-KGL1, Class BFL, 1 mo. USD LIBOR + 2.50%, 4.59%, 10/25/27 (a),(b),(c)	15,567,048	15,612,848
FREMF Mortgage Trust, Series 2017-KGX1, Class BFX, 3.71%, 10/25/27 (a),(b),(c)	8,847,000	8,891,329
FREMF Mortgage Trust, Series 2018-K154, Class B, 4.16%, 11/25/32 (a),(b),(c)	4,468,000	4,440,770
FREMF Mortgage Trust, Series 2018-K155, Class B, 4.31%, 04/25/33 (a),(b),(c)	2,849,000	2,844,812
FREMF Mortgage Trust, Series 2018-K156, Class B, 4.21%, 07/25/36 (a),(b),(c)	3,132,000	3,045,630
FREMF Mortgage Trust, Series 2018-K158, Class B, 4.41%, 10/25/33 (a),(b),(c)	4,177,000	4,172,750
FREMF Mortgage Trust, Series 2019-KC03, Class B, 4.51%, 01/25/26 (a),(b),(c)	1,960,000	2,045,266
FREMF Mortgage Trust, Series 2019-KF59, Class C, 1 mo. USD LIBOR + 6.00%, 8.09%, 02/25/29 (a),(b),(d)	69,792,000	69,870,397
FREMF Mortgage Trust, Series 2019-KL4L, Class BCR, 1 mo. USD LIBOR + 3.50%, 5.59%, 11/25/25 (a),(b),(d)	1,595,873	1,534,652
GCCFC Commercial Mortgage Trust, Series 2007-GG11, Class D, 6.18%, 12/10/49 (b),(d)	1,422,660	1,425,460
GE Capital Commercial Mortgage Corp., Series 2005-C4, Class AJ, 5.94%, 11/10/45 (b),(d)	4,114,129	4,132,996
GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class AJ, 5.35%, 11/10/45 (b),(d)	1,066,005	682,799
GRACE Mortgage Trust, Series 2014-GRCE, Class G, 3.71%, 06/10/28 (a),(b),(c)	9,295,000	9,302,928
GS Mortgage Securities Corp. II, Series 2006-CC1, Class A, 5.52%, 03/21/46 (a),(b),(d)	1,553,300	1,381,041
GS Mortgage Securities Corp. II, Series 2013-GC10, Class E, 4.54%, 02/10/46 (a),(b),(d)	1,305,000	1,225,815
GS Mortgage Securities Corp. II, Series 2015-GC30, Class D, 3.38%, 05/10/50 (c)	5,107,000	4,843,838
GS Mortgage Securities Corp. II, Series 2017-SLP, Class E, 4.74%, 10/10/32 (a),(b),(c)	3,591,000	3,645,357
GS Mortgage Securities Corp. II, Series 2018-GS10, Class E, 3.00%, 07/10/51 (a),(b),(d)	501,000	443,922
GS Mortgage Securities Trust,
Series 2019-GC40, Class XA, 1.23%, 07/10/52 (b),(d)	3,779,758	311,321
Series 2019-GC40, Class XD, 1.30%, 07/10/52 (a),(b),(d)	1,000,000	100,197
GS Mortgage Securities Trust, Series 2006-GG8, Class B, 5.66%, 11/10/39 (d)	2,297,000	452,562
GS Mortgage Securities Trust, Series 2012-GCJ9, Class E, 4.90%, 11/10/45 (a),(b),(c)	10,250,422	9,768,365
GS Mortgage Securities Trust,
Series 2014-GC20, Class C, 5.13%, 04/10/47 (b),(c)	1,589,000	1,663,695
Series 2014-GC20, Class D, 5.13%, 04/10/47 (a),(b),(c),(d)	3,875,000	3,523,926
GS Mortgage Securities Trust, Series 2014-GC24, Class C, 4.67%, 09/10/47 (b),(c)	843,000	817,116
GS Mortgage Securities Trust, Series 2016-GS2, Class D, 2.75%, 05/10/49 (a),(c)	3,325,000	3,077,503
GS Mortgage Securities Trust, Series 2017-GS8, Class D, 2.70%, 11/10/50 (a),(c)	3,789,000	3,490,977

See Notes to Consolidated Schedule of Investments.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
Hilton Orlando Trust, Series 2018-ORL, Class F, 1 mo. USD LIBOR + 3.65%, 5.68%, 12/15/34 (a),(b),(c)	$8,321,000	$8,350,889
Hilton USA Trust, Series 2016-HHV, Class F, 4.33%, 11/05/38 (a),(b),(c)	14,598,000	14,838,804
Home Partners of America Trust, Series 2017-1, Class F, 1 mo. USD LIBOR + 3.54%, 5.56%, 07/17/34 (a),(b),(d)	882,000	881,930
IMT Trust, Series 2017-APTS, Class FFX, 3.61%, 06/15/34 (a),(b),(d)	192,000	190,955
InTown Hotel Portfolio Trust, Series 2018-STAY, Class E, 1 mo. USD LIBOR + 3.10%, 5.13%, 01/15/33 (a),(b),(c)	13,602,000	13,612,041
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2019-MARG, Class E, 1 mo. USD LIBOR + 2.50%, 4.53%, 05/15/34 (a),(b),(c)	1,086,000	1,086,435
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2005-LDP1, Class G, 6.11%, 03/15/46 (a),(b),(d)	1,382,324	1,385,142
Series 2005-LDP1, Class H, 6.11%, 03/15/46 (a),(b),(d)	1,152,892	1,041,171
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9 SEQ, Class AJ, 5.41%, 05/15/47 (d)	23,159,767	27,216,270
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class AM, 5.46%, 01/15/49 (b),(c)	662,672	656,047
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-FL6, Class C, 1 mo. USD LIBOR + 3.03%, 5.06%, 11/15/31 (a),(b),(c)	255,119	255,133
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class D, 3.94%, 08/15/49 (a),(b),(c)	3,859,000	3,761,118
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class D, 3.60%, 08/15/49 (a),(b),(c)	1,413,000	1,323,742
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class D, 3.58%, 12/15/49 (a),(b),(c)	4,056,000	3,813,926
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2018-ASH8, Class E, 1 mo. USD LIBOR + 3.00%, 5.03%, 02/15/35 (a),(b),(c)	4,292,000	4,311,576
Series 2018-ASH8, Class F, 1 mo. USD LIBOR + 4.00%, 6.03%, 02/15/35 (a),(b),(c)	5,267,000	5,297,450
JPMBB Commercial Mortgage Securities Trust, Series 2015-C29, Class D, 3.79%, 05/15/48 (b),(c)	2,838,000	2,467,413
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class D, 3.91%, 07/15/48 (b),(c)	9,270,000	8,958,214
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C31, Class D, 4.27%, 08/15/48 (b),(c)	602,000	579,590
Series 2015-C31, Class E, 4.77%, 08/15/48 (a),(b),(c)	4,934,000	4,242,708
JPMBB Commercial Mortgage Securities Trust, Series 2015-C32, Class D, 4.32%, 11/15/48 (b),(c),(d)	3,055,000	2,771,555
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C33, Class F, 4.77%, 12/15/48 (a),(b),(d)	4,285,000	3,769,625
Series 2015-C33, Class G, 4.77%, 12/15/48 (a),(b),(d)	7,618,000	5,795,131
Series 2015-C33, Class NR, 4.77%, 12/15/48 (a),(b),(d)	11,426,606	4,676,086
JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class D, 3.22%, 12/15/49 (a),(b),(c)	1,305,000	1,201,490
LB-UBS Commercial Mortgage Trust, Series 2004-C6, Class J, 6.44%, 08/15/36 (a),(b),(d)	428,687	432,331
LB-UBS Commercial Mortgage Trust, Series 2005-C1, Class H, 5.98%, 02/15/40 (a),(b),(d)	522,744	521,622
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class F, 5.87%, 03/15/39 (b),(d)	2,644,500	2,609,084
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class AJ, 5.41%, 11/15/38 (c)	5,593,337	3,750,427
Lone Star Portfolio Trust, Series 2015-LSP, Class D, 1 mo. USD LIBOR + 4.25%, 6.28%, 09/15/28 (a),(b),(c)	1,552,865	1,560,650
LSTAR Commercial Mortgage Trust, Series 2017-5, Class C, 4.87%, 03/10/50 (a),(b),(c)	3,258,000	3,408,057
Magnolia Finance XI DAC,
Series 2018-2MGN, Class A, 3 mo. EURIBOR + 3.25%, 3.25%, 02/18/20 (b),(c),(e)	€8,421,950	9,181,608
Series 2018-2MGN, Class B, 3 mo. EURIBOR + 4.75%, 4.75%, 02/18/20 (b),(e)	€9,096,000	9,916,458
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class D, 5.79%, 07/12/38 (b),(d)	$6,079,508	6,153,529
Merrill Lynch Mortgage Trust, Series 2007-C1, Class AJ, 5.87%, 06/12/50 (b),(d)	1,070,323	705,785
ML-CFC Commercial Mortgage Trust, Series 2007-5, Class AJFL, 5.45%, 08/12/48 (a),(b),(d)	2,720,592	1,738,839
ML-CFC Commercial Mortgage Trust, Series 2007-5 SEQ, Class AJ, 5.45%, 08/12/48 (b),(d)	3,088,261	1,973,831
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C15, Class E, 5.07%, 04/15/47 (a),(b),(c)	4,000,000	4,020,975
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class LNC4, 4.75%, 12/15/46 (a),(c)	6,502,070	6,823,135

See Notes to Consolidated Schedule of Investments.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class D, 4.38%, 04/15/48 (a),(b),(c),(d)	$5,586,000	$5,244,676
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C31, Class D, 3.00%, 11/15/49 (a),(b),(c)	856,000	721,957
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34, Class D, 2.70%, 11/15/52 (a),(c)	688,000	601,680
Morgan Stanley Capital I Trust, Series 2005-IQ10, Class F, 5.81%, 09/15/42 (a),(b),(d)	2,390,416	2,397,555
Morgan Stanley Capital I Trust, Series 2006-HQ9, Class F, 5.92%, 07/12/44 (b),(d)	3,524,371	3,107,396
Morgan Stanley Capital I Trust, Series 2006-T23, Class E, 6.36%, 08/12/41 (a),(b),(d)	1,328,000	1,278,242
Morgan Stanley Capital I Trust, Series 2007-IQ15, Class B, 6.15%, 06/11/49 (a),(b),(d)	5,008,287	5,037,645
Morgan Stanley Capital I Trust, Series 2016-UB11, Class D, 3.50%, 08/15/49 (a),(b),(c)	2,077,000	1,984,527
Natixis Commercial Mortgage Securities Trust, Series 2018-285M, Class F, 3.92%, 11/15/32 (a),(b),(c)	8,278,000	8,219,191
Natixis Commercial Mortgage Securities Trust,
Series 2018-FL1, Class WAN1, 1 mo. USD LIBOR + 2.75%, 4.95%, 06/15/35 (a),(b),(d)	311,000	310,270
Series 2018-FL1, Class WAN2, 1 mo. USD LIBOR + 3.75%, 5.95%, 06/15/35 (a),(b),(d)	750,000	746,135
Natixis Commercial Mortgage Securities Trust,
Series 2018-RIVA, Class D, 1 mo. USD LIBOR + 2.05%, 4.08%, 02/15/33 (a),(b),(d)	108,000	107,630
Series 2018-RIVA, Class E, 1 mo. USD LIBOR + 2.74%, 4.77%, 02/15/33 (a),(b),(c)	2,619,000	2,604,661
New Orleans Hotel Trust, Series 2019-HNLA, Class E, 1 mo. USD LIBOR + 2.69%, 4.72%, 04/15/32 (a),(b),(c)	657,000	660,445
Prima Capital CRE Securitization Ltd.,
Series 2019-RK1, Class BT, 4.45%, 04/15/38 (a),(d)	347,000	354,634
Series 2019-RK1, Class CG, 4.00%, 04/15/38 (a),(d)	100,000	98,980
Series 2019-RK1, Class DD, 3.50%, 04/15/38 (a),(d)	487,000	466,185
Series RR Trust, 0.00%, 04/26/48 (d)	1,199,000	910,313
SG Commercial Mortgage Securities Trust, Series 2016-C5, Class D, 5.00%, 10/10/48 (a),(b),(c),(d)	1,866,000	1,851,409
Shelter Growth CRE Issuer Ltd., Series 2018-FL1, Class D, 1 mo. USD LIBOR + 3.00%, 5.03%, 01/15/35 (a),(b),(d)	1,692,000	1,700,399
Taurus,
Series 2018-IT1, Class D, 3 mo. EURIBOR + 3.35%, 3.35%, 05/18/30 (b),(c)	€1,473,158	1,563,017
Series 2018-IT1, Class E, 3 mo. EURIBOR + 4.50%, 4.50%, 05/18/30 (b),(c)	€1,473,158	1,569,195
Tharaldson Hotel Portfolio Trust, Series 2018-THL, Class E, 1 mo. USD LIBOR + 3.18%, 5.22%, 11/11/34 (a),(b),(c)	$8,971,639	9,000,585
Tricon American Homes Trust, Series 2017-SFR1, Class F, 5.15%, 09/17/34 (a),(d)	2,047,000	2,111,981
UBS Commercial Mortgage Trust, Series 2018-C11, Class D, 3.00%, 06/15/51 (a),(b),(c)	2,492,000	2,063,783
Velocity Commercial Capital Loan Trust,
Series 2019-2, Class M5, 4.93%, 07/25/49 (a),(b),(d)	220,250	222,662
Series 2019-2, Class M6, 6.30%, 07/25/49 (a),(b),(d)	432,528	440,339
VNDO Mortgage Trust, Series 2016-350P, Class E, 4.03%, 01/10/35 (a),(b),(c)	4,939,000	5,085,855
Wells Fargo Commercial Mortgage Trust, Series 2014-LC18, Class D, 3.96%, 12/15/47 (a),(b),(d)	299,000	285,776
Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class D, 3.59%, 02/15/48 (a),(c)	1,453,000	1,390,817
Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class D, 4.37%, 06/15/48 (b),(c),(d)	4,204,000	3,965,119
Wells Fargo Commercial Mortgage Trust, Series 2015-LC20, Class E, 2.63%, 04/15/50 (a),(c)	1,106,000	841,126
Wells Fargo Commercial Mortgage Trust, Series 2016-LC24, Class D, 3.21%, 10/15/49 (a),(c),(d)	6,075,000	5,586,662
Wells Fargo Commercial Mortgage Trust, Series 2016-LC25, Class D, 3.14%, 12/15/59 (a),(c)	5,964,000	5,258,098
Wells Fargo Commercial Mortgage Trust,
Series 2019-JWDR SEQ, Class D, 3.44%, 09/15/31 (a)	604,000	600,508
Series 2019-JWDR SEQ, Class E, 3.99%, 09/15/31 (a)	902,000	896,663
Series 2019-JWDR SEQ, Class F, 4.71%, 09/15/31 (a)	1,045,000	1,040,428
Series 2019-JWDR SEQ, Class G, 5.56%, 09/15/31 (a)	943,000	938,621
WFRBS Commercial Mortgage Trust, Series 2013-C18, Class D, 4.85%, 12/15/46 (a),(b),(c)	2,106,000	2,130,650
WFRBS Commercial Mortgage Trust, Series 2014-C19, Class D, 4.23%, 03/15/47 (a),(d)	362,000	345,065
WFRBS Commercial Mortgage Trust, Series 2014-C22, Class D, 4.05%, 09/15/57 (a),(b),(c),(d)	3,759,000	3,094,074
Worldwide Plaza Trust, Series 2017-WWP, Class F, 3.72%, 11/10/36 (a),(b),(c)	10,080,000	9,588,210

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (COST $668,225,841)		719,614,695

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 26.6%
Angel Oak Mortgage Trust I LLC, Series 2019-4, Class B1, 4.41%, 07/26/49 (a),(b),(d)	100,000	100,802

See Notes to Consolidated Schedule of Investments.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
Deephave Residential Mortgage Trust,
Series 2019-2A, Class B1, 4.72%, 04/25/59 (a),(b),(d)	$3,082,000	$3,140,818
Series 2019-2A, Class B2, 5.79%, 04/25/59 (a),(b),(d)	2,947,000	2,985,674
Deephaven Residential Mortgage Trust,
Series 2019-3A, Class B1, 4.26%, 07/25/59 (a),(b),(d)	301,000	303,973
Series 2019-3A, Class B2, 5.66%, 07/25/59 (a),(b),(d)	422,000	427,107
Federal Home Loan Mortgage Corp., Series 2017-HRP1, Class B1, 1 mo. USD LIBOR + 4.60%, 6.62%, 12/25/42 (b),(d)	1,419,000	1,548,330
Federal Home Loan Mortgage Corp.,
Series 2018-SPI2, Class M2A, 3.82%, 05/25/48 (a),(b),(d)	3,823,000	3,866,382
Series 2018-SPI2, Class M2B, 3.82%, 05/25/48 (a),(b),(d)	3,823,000	3,604,061
Federal Home Loan Mortgage Corp., Series 2018-SPI4, Class M2, 4.46%, 11/25/48 (a),(b),(d)	1,334,000	1,335,605
GCAT Trust, Series 2019-NQM2, Class B1, 4.01%, 09/25/59 (a),(b)	100,000	100,052
Homeward Opportunities Fund, Series 2019-HOF, 4.80%, 01/25/59 (a),(b),(d)	2,256,000	2,278,070
JEPSON,
Series 2019-1, Class D, 1.05%, 11/24/57 (b),(e)	€3,803,000	4,067,317
Series 2019-1, Class E, 1.05%, 11/24/57 (b),(e)	€1,515,000	1,578,033
LHOME Mortgage Trust, Series 2019-RTL1, Class M, 6.90%, 10/25/23 (a),(d)	$1,484,000	1,493,680
LHOME Mortgage Trust, Series 2019-RTL1 SEQ, Class A2, 4.95%, 10/25/23 (a),(b),(d)	2,353,000	2,382,098
LHOME Mortgage Trust, Series 2019-RTL2, Class M, 6.05%, 03/25/24 (a),(d)	500,000	500,251
LHOME Mortgage Trust, Series 2019-RTL2 SEQ, Class A2, 4.34%, 03/25/24 (a),(b),(d)	674,000	674,947
Magnolia Finance XI DAC,
Series 2015-1HWA, Class A, 3 mo. EURIBOR + 2.75%, 2.75%, 04/20/20 (a),(b),(c)	€92,661,539	101,019,588
Series 2015-1HWA, Class AX, 0.25%, 04/20/20 (a),(b)	€92,661,539	75,765
Mulcair Securities DAC,
Series 1 SEQ, Class D, 3 mo. EURIBOR + 1.50%, 1.13%, 04/24/71 (b),(e)	€1,509,000	1,612,519
Series 1 SEQ, Class E, 3 mo. EURIBOR + 1.50%, 1.13%, 04/24/71 (b),(e)	€802,000	851,546
New Residential Mortgage LLC,
Series 2018-FNT2, Class E, 5.12%, 07/25/54 (a),(d)	$3,215,261	3,255,893
Series 2018-FNT2, Class F, 5.95%, 07/25/54 (a),(d)	4,191,683	4,268,669
New Residential Mortgage Loan, Series 2019-NQM2, Class B1, 5.21%, 04/25/49 (a),(b),(d)	647,000	676,449
Preston Ridge Partners Mortgage LLC, Series 2017-3A, Class A2, 5.00%, 11/25/22 (a),(b),(d)	5,701,000	5,662,321
Preston Ridge Partners Mortgage LLC, Series 2018-1A, Class A2, 5.00%, 04/25/23 (a),(b),(d)	2,173,000	2,162,701
PRPM LLC, Series 2018-2A, Class A2, 5.00%, 08/25/23 (a),(b),(d)	719,000	724,844
PRPM LLC, Series 2019-2A, Class A2, 5.44%, 04/25/24 (a),(b),(d)	2,227,000	2,252,997
Seasoned Credit Risk Transfer Trust, Series 2018-2, Class M, 4.75%, 11/25/57 (d)	5,459,000	5,492,723
Seasoned Credit Risk Transfer Trust, Series 2019-1, Class M, 4.75%, 07/25/58 (a),(b),(d)	6,152,000	6,184,576
Seasoned Credit Risk Transfer Trust, Series 2019-2, Class M, 4.75%, 08/25/58 (a),(b),(d)	1,438,000	1,462,160
Spruce Hill Mortgage Loan Trust, Series 2018-SH1, Class B1, 4.99%, 04/29/49 (a),(b),(d)	1,972,000	1,996,179
Spruce Hill Mortgage Loan Trust, Series 2019-SH1, Class B2, 6.18%, 04/29/49 (a),(b),(d)	2,598,000	2,612,848
STACR Trust,
Series 2018-HRP1, Class B1, 1 mo. USD LIBOR + 3.75%, 5.77%, 04/25/43 (a),(b),(d)	5,382,000	5,590,260
Series 2019-HRP1, Class M3, 4.66%, 02/25/49 (a),(b),(d)	745,000	748,270
Starwood Mortgage Residential, Series 2019-IMC1, Class B1, 5.05%, 02/25/49 (a),(b),(d)	917,000	947,568
Starwood Mortgage Residential Trust, Series 2018-IMC1, Class B1, 5.29%, 03/25/48 (a),(b),(d)	6,790,000	7,034,929
Starwood Mortgage Residential Trust, Series 2018-IMC2, Class B1, 5.67%, 10/25/48 (a),(b),(d)	6,509,000	6,808,784
Starwood Mortgage Residential Trust, Series 2019-1, Class B1, 4.77%, 06/25/49 (a),(b),(d)	3,172,000	3,191,624
Trinidad Mortgage Securities PLC,
Series 2018-1, Class C, 3 mo. GBP LIBOR + 1.60%, 2.38%, 01/24/59 (b),(e)	£2,113,299	2,560,009
Series 2018-1, Class D, 2.78%, 01/24/59 (b),(e)	£2,651,295	3,206,981
Series 2018-1, Class E, 3 mo. GBP LIBOR + 2.65%, 3.43%, 01/24/59 (b),(e)	£2,082,710	2,506,595
Verus Securitization Trust, Series 2019-1, Class B1, 5.31%, 02/25/59 (a),(b),(d)	$1,980,000	2,020,185
Verus Securitization Trust, Series 2019-INV1 SEQ, Class B1, 4.99%, 12/25/59 (a),(d)	267,000	271,082
Verus Securitization Trust, Series 2019-INV2, Class B1, 4.45%, 07/25/59 (a),(b),(d)	288,000	289,816
VOLT LXII LLC, Series 2017-NPL9 SEQ, Class A2, 4.63%, 09/25/47 (a),(b),(d)	2,773,000	2,754,154

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (COST $216,085,748)		208,629,235

INTEREST ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES — 11.0%
Caesars Palace Las Vegas Trust, Series 2017-VICI, Class XA, 0.97%, 10/15/34 (a),(b),(d),(f)	508,000	11,812
Citigroup Commercial Mortgage Trust, Series 2019-PRM, Class X, 1.33%, 05/10/36 (a),(b),(d),(f)	8,479,000	417,631
Commercial Mortgage Trust, Series 2010-C1, Class XWA, 2.10%, 07/10/46 (a),(b),(d),(f)	1,039,851	8,271
Core Industrial Trust, Series 2015-TEXW, Class XB, 0.42%, 02/10/34 (a),(b),(d),(f)	21,920,000	133,751

See Notes to Consolidated Schedule of Investments.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount		Value
CoreVest American Finance Trust, Series 2019-2, Class XA, 2.56%, 06/15/52 (a),(b),(d),(f)		$4,500,663	$499,516
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class XA, 0.94%, 08/15/48 (b),(c),(d),(f)		26,670,021	828,003
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class UESX, 0.20%, 10/15/32 (a),(b),(d),(f)		92,814,500	339,283
DBJPM Mortgage Trust, Series 2016-SFC, Class XA, 0.59%, 08/10/36 (a),(b),(d),(f)		9,315,000	292,287
Federal Home Loan Mortgage Corp.,
Series 2019-ML05, Class XCA, 0.25%, 11/25/33 (b),(d),(f)		23,213,136	520,694
Series 2019-ML05, Class XUS, 0.49%, 01/25/36 (b),(d),(f)		20,483,434	933,350
Federal Home Loan Mortgage Corp., Series K-1510, Class X3, 3.52%, 01/25/37 (b),(d),(f)		11,429,217	4,029,198
Federal Home Loan Mortgage Corp., Series K049, Class X3, 1.60%, 10/25/43 (b),(d),(f)		831,000	65,226
Federal Home Loan Mortgage Corp., Series K055, Class X3, 1.70%, 04/25/44 (b),(c),(f)		54,769,237	5,113,207
Federal Home Loan Mortgage Corp., Series K061, Class X1, 0.30%, 11/25/26 (b),(c),(f)		54,060,899	685,444
Federal Home Loan Mortgage Corp., Series K062, Class X3, 2.14%, 01/25/45 (b),(c),(f)		62,239,053	7,993,922
Federal Home Loan Mortgage Corp., Series K063, Class X3, 2.15%, 02/25/27 (b),(c),(f)		50,356,435	6,529,120
Federal Home Loan Mortgage Corp., Series K071, Class X1, 0.42%, 11/25/27 (b),(c),(f)		181,805,114	3,920,045
Federal Home Loan Mortgage Corp., Series K077, Class X3, 2.30%, 05/25/28 (b),(d),(f)		24,878,809	3,977,004
Federal Home Loan Mortgage Corp., Series K079, Class X3, 2.33%, 07/25/46 (b),(d),(f)		9,630,000	1,575,641
Federal Home Loan Mortgage Corp., Series K083, Class X3, 2.37%, 10/25/28 (b),(d),(f)		26,880,916	4,558,584
Federal Home Loan Mortgage Corp., Series K086, Class X3, 2.38%, 12/25/28 (b),(f)		6,271,000	1,070,288
Federal Home Loan Mortgage Corp., Series K089, Class X3, 2.37%, 01/25/46 (b),(d),(f)		6,715,000	1,198,765
Federal Home Loan Mortgage Corp., Series K095, Class X3, 2.17%, 01/25/30 (b),(d),(f)		4,356,000	727,628
Federal Home Loan Mortgage Corp., Series K154, Class X1, 0.45%, 11/25/32 (b),(d),(f)		61,841,499	1,911,824
Federal Home Loan Mortgage Corp.,
Series K157, Class X1, 0.16%, 08/25/33 (b),(c),(f)		433,910,995	2,944,737
Series K157, Class X3, 3.34%, 09/25/33 (b),(d),(f)		9,502,000	3,103,374
Federal Home Loan Mortgage Corp., Series K158, Class X3, 3.31%, 11/25/33 (b),(d),(f)		9,656,562	3,166,845
Federal Home Loan Mortgage Corp., Series K725, Class X1, 0.84%, 01/25/24 (b),(c),(f)		45,983,854	1,227,658
Federal Home Loan Mortgage Corp., Series KBX1, Class X1, 0.20%, 01/25/26 (b),(c),(f)		667,207,000	4,280,667
Federal Home Loan Mortgage Corp., Series KC02, Class X3, 3.16%, 08/25/25 (b),(d),(f)		9,652,000	1,352,149
Federal Home Loan Mortgage Corp., Series KC04, Class X1, 1.41%, 12/25/26 (b),(d),(f)		21,055,000	1,418,362
Federal Home Loan Mortgage Corp., Series KG01, Class X3, 3.23%, 05/25/29 (b),(d),(f)		1,961,000	479,260
Federal Home Loan Mortgage Corp., Series KLU1, Class X3, 4.10%, 01/25/31 (b),(c),(f)		7,509,874	1,593,904
Federal Home Loan Mortgage Corp., Series KS11, Class XFX, 1.76%, 06/25/29 (b),(d),(f)		26,005,000	3,161,794
Federal Home Loan Mortgage Corp., Series KW01, Class X3, 4.20%, 03/25/29 (b),(c),(f)		9,077,000	1,982,772
Federal Home Loan Mortgage Corp., Series KW08, Class X3, 3.29%, 10/25/31 (b),(d),(f)		6,658,000	1,570,564
Federal Home Loan Mortgage Corp.,
Series KW09, Class X1, 0.94%, 05/25/29 (b),(d),(f)		7,146,000	451,429
Series KW09, Class X3, 3.11%, 06/25/29 (b),(d),(f)		2,231,000	519,160
FREMF Mortgage Trust,
Series 2016-K60, Class X2A, 0.10%, 12/25/49 (a),(c),(f)		845,714,901	3,993,973
Series 2016-K60, Class X2B, 0.10%, 12/25/49 (a),(d),(f)		218,008,797	1,091,090
GS Mortgage Securities Corp. II, Series 2017-SLP, Class XB, 0.61%, 10/10/32 (a),(b),(d),(f)		35,804,000	483,390
GS Mortgage Securities Corp. Trust, Series 2014-GC20, Class XA, 1.23%, 04/10/47 (b),(d),(f)		5,206,623	173,449
GS Mortgage Securities Corp. Trust, Series 2018-HULA, Class XCP, 0.78%, 01/15/25 (a),(b),(d),(f)		92,471,000	203,288
Natixis Commercial Mortgage Securities Trust, Series 2019-NEMA, Class X, 0.66%, 02/15/39 (a),(b),(c),(f)		16,374,000	745,398
Real Estate Asset Liquidity Trust, Series 2019-1A, Class X, 1.48%, 06/12/54 (b),(f)	C$	84,316,766	4,732,724
TMSQ Mortgage Trust, Series 2014-1500, Class XA, 0.28%, 10/10/36 (a),(b),(d),(f)		$45,653,000	410,320

TOTAL INTEREST ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (COST $86,361,045)			86,426,801

COLLATERALIZED DEBT OBLIGATIONS — 0.5%
Nomura CRE CDO Ltd.,
Series 2007-2A, Class D, 3 mo. USD LIBOR + .45%, 2.60%, 05/21/42 (a),(b),(d)		6,819,178	4,061,502
Series 2007-2A, Class E, 3 mo. USD LIBOR + .50%, 2.65%, 05/21/42 (a),(b),(d),(g)		5,772,259	16,740
Series 2007-2A, Class F, 3 mo. USD LIBOR + .60%, 2.75%, 05/21/42 (a),(b),(d),(g)		7,875,987	22,840

TOTAL COLLATERALIZED DEBT OBLIGATIONS (COST $4,343,058)			4,101,082

See Notes to Consolidated Schedule of Investments.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

	Principal Amount	Value
BANK LOAN — 7.7%
Agro Merchants NAI Holdings LLC, 2017 1st Lien Term Loan B, 3 mo. LIBOR + 3.75%, 5.85%, 12/06/24 (b)	$3,647,370	$3,656,489
Apollo Commercial Real Estate Finance, Inc, Term Loan B, 1 mo. LIBOR + 2.75%, 4.78%, 05/15/26 (b)	2,108,715	2,100,807
Bulldog Purchaser, Inc., 2018 Term Loan, 1 mo. LIBOR + 3.75%, 5.79%, 09/05/25 (b)	13,969,289	13,780,145
Casablanca US Holdings, Inc., 2018 1st Lien Term Loan, 3 mo. LIBOR + 4.00%, 6.26%, 03/29/24	25,256,425	24,350,350
Invitation Homes Operating Partnership LP, Term Loan A, 1 mo. LIBOR + 1.70%, 3.75%, 02/06/22 (b)	9,829,000	9,583,275
NMI Holdings, Inc., 2018 Term Loan B, 6 mo. LIBOR + 4.75%, 6.95%, 05/24/23 (b)	5,002,957	4,990,450
Switch, Ltd., 2017 Term Loan B, 1 mo. LIBOR + 2.25%, 4.29%, 06/27/24 (b)	173,556	173,845
Walker & Dunlop, Inc., 2018 Term Loan B, 1 mo. LIBOR + 2.25%, 4.29%, 11/07/25 (b)	1,691,220	1,693,161

TOTAL BANK LOAN (COST $61,081,454)		60,328,522

HIGH YIELD BONDS & NOTES — 6.4%
CPUK Finance Ltd.,
4.25%, 08/28/22 (e)	£11,939,000	14,936,502
4.88%, 08/28/25 (e)	£6,695,000	8,469,966
Diamond Resorts International, Inc., 7.75%, 09/01/23 (a),(c),(d)	$10,618,000	10,933,885
Greystar Real Estate Partners LLC, 5.75%, 12/01/25 (a),(d)	378,000	390,002
Hilton Domestic Operating Co., Inc., 4.88%, 01/15/30 (a),(d)	499,000	525,826
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc., 6.13%, 12/01/24 (c)	10,764,000	11,423,295
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 5.25%, 10/01/25 (a),(d)	100,000	102,336
LGI Homes, Inc., 6.88%, 07/15/26 (a),(d)	679,000	705,820
Newmark Group, Inc., 6.13%, 11/15/23 (c)	979,000	1,063,212
Senior Housing Properties Trust, 4.75%, 02/15/28 (d)	1,534,000	1,547,492

TOTAL HIGH YIELD BONDS & NOTES (COST $49,554,998)		50,098,336

MUNICIPALS — 0.0%
CALIFORNIA — 0.0%
California Housing Finance, Rev., Series 2019 X, 0.30%, 01/15/35 (b),(d)	7,268,000	183,815

TOTAL MUNICIPALS (COST $175,455)		183,815

CONVERTIBLE BONDS — 0.6%
FINANCIALS — 0.6%
RWT Holdings, Inc., 5.75%, 10/01/25 (a)	4,878,000	4,920,569

TOTAL CONVERTIBLE BONDS (COST $4,878,000)		4,920,569

TOTAL LONG-TERM INVESTMENTS (COST $1,090,705,599)		1,134,303,055

SHORT-TERM INVESTMENT — 3.4%
MONEY MARKET FUND — 3.4%
JP Morgan Prime Money Market Fund, Capital Class, 2.06% (h)	26,574,890	26,574,890

TOTAL SHORT-TERM INVESTMENTS (COST $26,574,890)		26,574,890

See Notes to Consolidated Schedule of Investments.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

PURCHASED OPTIONS — 0.0%

	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)
Exchange-Traded Put Options — 0.0%
iShares iBoxx High Yield Corp.	85.00 USD	11/15/19	1,350	11,767,950	$100,254	$44,550	$(55,704)

TOTAL EXCHANGE-TRADED PUT OPTIONS					$100,254	$44,550	$(55,704)

Exchange-Traded Call Options — 0.0%
CBOE Volatility Index	20.00 USD	10/16/19	1,460	2,371,040	$173,740	$116,800	$(56,940)

TOTAL EXCHANGE-TRADED CALL OPTIONS					$173,740	$116,800	$(56,940)

TOTAL PURCHASED OPTIONS					$273,994	$161,350	$(112,644)

TOTAL INVESTMENTS IN SECURITIES — 148.0% (COST $1,117,554,483)							1,161,039,295

	Principal Amount	Value
SECURITIES SOLD SHORT — (2.7)%
FOREIGN GOVERNMENT OBLIGATIONS — (1.1)%
Canadian Government Bond, 1.00%, 09/01/22	C$ 6,332,000	(4,713,370)
United Kingdom Gilt, 2.00%, 09/07/25 (e)	£ 3,117,000	(4,246,158)

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (PROCEEDS $8,916,453)		(8,959,528)

U.S. TREASURY NOTES — (1.6)%
U.S. Treasury Notes, 2.25%, 08/15/27	$ 12,000,000	(12,555,000)

TOTAL U.S. TREASURY NOTES (PROCEEDS $11,678,988)		(12,555,000)

TOTAL SECURITIES SOLD SHORT (PROCEEDS $20,595,441)		(21,514,528)

Other Assets and Liabilities (i) — (45.3)%		(355,030,802)

Net Assets — 100.0%		$784,493,965

Footnote Legend:

(a)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. Security may only be sold to qualified institutional buyers unless registered under the Securities Act of 1933, as amended, or otherwise exempt from registration.

(b)

Variable/Floating interest rate security. Certain variable/floating interest rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and spread in their description above. Rate presented is as of September 30, 2019.

(c)	All or a portion of this security is pledged as collateral in connection with reverse repurchase agreements.
(d)	All or a portion of this security is pledged as collateral for derivative financial instruments.
(e)

Security is exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Security may only be offered or sold outside of the Unites States unless registered under the Securities Act of 1933, as amended, or otherwise exempt from registration.

(f)

Security is an Interest Only (IO) bond, which represents the “interest only” portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

(g)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest.
(h)	Rate disclosed, the 7 day net yield, is as of September 30, 2019.
(i)	Assets, other than investments in securities, less liabilities other than securities sold short.

Options Written Contracts Outstanding at September 30, 2019

	Strike	Expiration Date	Contracts	Notional Amount	Premium Received	Market Value	Unrealized Appreciation (Depreciation)
EXCHANGE-TRADED PUT OPTIONS WRITTEN
iShares iBoxx High Yield Corp.	80.00 USD	11/15/19	1,350	(11,767,950)	$(25,686)	$(10,800)	$14,886

TOTAL EXCHANGE-TRADED PUT OPTIONS WRITTEN					$(25,686)	$(10,800)	$14,886

EXCHANGE-TRADED CALL OPTIONS WRITTEN
CBOE Volatility Index	35.00 USD	10/16/19	1,460	(2,371,040)	$(40,879)	$(14,600)	$26,279

TOTAL EXCHANGE-TRADED CALL OPTIONS WRITTEN					$(40,879)	$(14,600)	$26,279

TOTAL WRITTEN OPTIONS					$(66,565)	$(25,400)	$41,165

See Notes to Consolidated Schedule of Investments.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

At September 30, 2019, the Consolidated Master Fund had the following unfunded loan commitment(s) for the loan agreement(s) noted, which could be extended at the option of the borrower:

	Unfunded Loan Committment ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
Borrower
Bulldog Purchaser Inc., 2018 Delayed Draw Term Loan, 3.75%, 09/05/25	$657,072	$687,634	$(3,421)

Reverse Repurchase Agreements Outstanding at September 30, 2019

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
Citigroup Global Markets	2.77%	08/29/19	11/29/19	$1,519,000	$1,522,853
Citigroup Global Markets	2.77%	08/29/19	11/29/19	6,265,000	6,280,893
Citigroup Global Markets	2.77%	08/29/19	11/29/19	2,250,000	2,255,708
Citigroup Global Markets	2.77%	08/29/19	11/29/19	5,095,000	5,107,925
Citigroup Global Markets	2.77%	09/12/19	11/29/19	3,979,000	3,984,812
Citigroup Global Markets	2.78%	09/12/19	12/11/19	1,213,000	1,214,781
Deutsche Bank AG	3.01%	09/06/19	10/11/19	606,000	607,268
Deutsche Bank AG	3.01%	09/06/19	10/11/19	658,000	659,376
Deutsche Bank AG	3.01%	09/06/19	10/11/19	489,000	490,023
Deutsche Bank AG	3.02%	08/19/19	10/11/19	3,291,000	3,302,886
Deutsche Bank AG	3.02%	08/19/19	10/11/19	1,044,000	1,047,771
Deutsche Bank AG	3.02%	08/19/19	10/11/19	572,000	574,066
Deutsche Bank AG	3.11%	09/25/19	10/11/19	1,126,000	1,126,583
Deutsche Bank AG	3.11%	09/25/19	10/11/19	3,569,000	3,570,848
Deutsche Bank AG	3.11%	09/25/19	10/11/19	979,000	979,507
Deutsche Bank AG	3.24%	07/11/19	10/11/19	661,000	665,879
Deutsche Bank AG	3.24%	07/11/19	10/11/19	575,000	579,245
Deutsche Bank AG	3.24%	07/11/19	10/11/19	492,000	495,632
Deutsche Bank AG	3.24%	07/11/19	10/11/19	1,835,000	1,848,546
Deutsche Bank AG	3.24%	07/11/19	10/11/19	1,511,000	1,522,154
Deutsche Bank AG	3.24%	07/11/19	10/11/19	594,000	598,385
Deutsche Bank AG	3.24%	07/11/19	10/11/19	1,218,000	1,226,991
Deutsche Bank AG	3.24%	07/11/19	10/11/19	961,000	968,094
Deutsche Bank AG	3.24%	07/11/19	10/11/19	869,000	875,415
Deutsche Bank AG	3.24%	07/11/19	10/11/19	410,000	413,027
Deutsche Bank AG	3.24%	07/11/19	10/11/19	424,000	427,130
Deutsche Bank AG	3.24%	07/11/19	10/11/19	512,000	515,779
Deutsche Bank AG	3.24%	07/11/19	10/11/19	382,000	384,820
Deutsche Bank AG	3.24%	07/11/19	10/11/19	1,014,000	1,021,485
Deutsche Bank AG	3.24%	07/11/19	10/11/19	4,243,000	4,274,321
Deutsche Bank AG	3.24%	09/24/19	10/11/19	601,000	601,379
Deutsche Bank AG	3.29%	08/05/19	10/11/19	1,472,000	1,479,660
Deutsche Bank AG	3.34%	07/11/19	10/11/19	1,547,000	1,558,772
Deutsche Bank AG	3.34%	07/11/19	10/11/19	698,000	703,311
Deutsche Bank AG	3.34%	07/11/19	10/11/19	635,000	639,832
Deutsche Bank AG	3.34%	07/11/19	10/11/19	1,801,000	1,814,705
Deutsche Bank AG	3.34%	07/11/19	10/11/19	1,807,000	1,820,750
Deutsche Bank AG	3.34%	07/11/19	10/11/19	1,799,000	1,812,690
Deutsche Bank AG	3.34%	07/11/19	10/11/19	2,456,000	2,474,689
Deutsche Bank AG	3.34%	07/11/19	10/11/19	1,653,000	1,665,579
Deutsche Bank AG	3.34%	07/11/19	10/11/19	359,000	361,732
Deutsche Bank AG	3.34%	07/11/19	10/11/19	703,000	708,349
Deutsche Bank AG	3.34%	07/11/19	10/11/19	5,834,000	5,878,394
Deutsche Bank AG	3.34%	07/11/19	10/11/19	894,000	900,803
Deutsche Bank AG	3.34%	07/11/19	10/11/19	6,010,000	6,055,734

See Notes to Consolidated Schedule of Investments.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
Deutsche Bank AG	3.34%	07/11/19	10/11/19	$4,481,000	$4,515,099
Deutsche Bank AG	3.34%	07/11/19	10/11/19	2,949,000	2,971,441
Deutsche Bank AG	3.34%	07/11/19	10/11/19	2,459,000	2,477,712
Deutsche Bank AG	3.34%	07/11/19	10/11/19	1,230,000	1,239,360
Deutsche Bank AG	3.34%	07/11/19	10/11/19	1,677,000	1,689,761
Deutsche Bank AG	3.34%	07/11/19	10/11/19	690,000	695,251
Deutsche Bank AG	3.34%	07/11/19	10/11/19	534,000	538,063
Deutsche Bank AG	3.34%	07/11/19	10/11/19	4,074,000	4,105,001
Deutsche Bank AG	3.34%	07/11/19	10/11/19	1,913,000	1,927,557
Deutsche Bank AG	3.34%	09/24/19	10/11/19	2,873,000	2,874,866
Morgan Stanley Bank, N.A.	3.21%	08/06/19	11/06/19	2,572,000	2,584,840
Morgan Stanley Bank, N.A.	3.21%	08/06/19	11/06/19	3,620,000	3,638,072
Morgan Stanley Bank, N.A.	3.26%	08/20/19	11/06/19	1,434,000	1,439,453
Morgan Stanley Bank, N.A.	3.31%	08/06/19	11/06/19	7,999,000	8,040,176
Morgan Stanley Bank, N.A.	3.31%	08/06/19	11/06/19	2,145,000	2,156,042
Morgan Stanley Bank, N.A.	3.31%	08/06/19	11/06/19	6,310,000	6,342,482
Morgan Stanley Bank, N.A.	3.34%	08/06/19	11/06/19	3,768,000	3,787,572
Morgan Stanley Bank, N.A.	3.61%	07/08/19	10/08/19	7,966,000	8,033,873
Morgan Stanley Bank, N.A.	3.61%	07/08/19	10/08/19	10,435,000	10,523,910
Morgan Stanley Bank, N.A.	3.61%	07/08/19	10/08/19	2,744,000	2,767,380
Morgan Stanley Bank, N.A.	3.66%	07/08/19	10/08/19	9,106,000	9,184,662
RBC (Barbados) Trading Bank Corporation	2.83%	09/04/19	12/04/19	1,375,000	1,377,921
RBC (Barbados) Trading Bank Corporation	2.83%	09/04/19	12/04/19	845,000	846,795
RBC (Barbados) Trading Bank Corporation	2.97%	08/02/19	11/04/19	1,782,000	1,790,808
RBC (Barbados) Trading Bank Corporation	3.00%	07/19/19	10/18/19	6,085,000	6,122,555
RBC (Barbados) Trading Bank Corporation	3.00%	08/01/19	11/01/19	5,211,000	5,237,517
RBC (Barbados) Trading Bank Corporation	3.16%	08/15/19	11/15/19	3,205,000	3,218,215
RBC (Barbados) Trading Bank Corporation	3.16%	08/15/19	11/15/19	2,404,000	2,413,912
RBC (Barbados) Trading Bank Corporation	3.21%	08/15/19	11/15/19	3,220,000	3,233,487
RBC (Barbados) Trading Bank Corporation	3.21%	08/15/19	11/15/19	5,092,000	5,113,327
RBC (Barbados) Trading Bank Corporation	3.21%	08/15/19	11/15/19	6,766,000	6,794,339
RBC (Barbados) Trading Bank Corporation	3.21%	08/15/19	11/15/19	6,893,000	6,921,871
RBC (Barbados) Trading Bank Corporation	3.21%	08/15/19	11/15/19	6,919,000	6,947,979
RBC (Barbados) Trading Bank Corporation	3.21%	08/15/19	11/15/19	3,760,000	3,775,748
RBC (Barbados) Trading Bank Corporation	3.25%	07/19/19	10/18/19	6,650,000	6,694,460
RBC (Barbados) Trading Bank Corporation	3.25%	08/01/19	11/01/19	533,000	535,938
RBC (Barbados) Trading Bank Corporation	3.25%	08/01/19	11/01/19	2,913,000	2,929,057
RBC (Barbados) Trading Bank Corporation	3.30%	07/19/19	10/18/19	2,147,000	2,161,575
RBC (Barbados) Trading Bank Corporation	3.30%	07/19/19	10/18/19	1,608,000	1,618,916
RBC (Barbados) Trading Bank Corporation	3.30%	07/19/19	10/18/19	3,783,000	3,808,681
RBC (Barbados) Trading Bank Corporation	3.30%	07/19/19	10/18/19	1,725,000	1,736,710
RBC (Barbados) Trading Bank Corporation	3.30%	07/19/19	10/18/19	2,970,000	2,990,162
RBC (Barbados) Trading Bank Corporation	3.30%	07/19/19	10/18/19	2,860,000	2,879,415
RBC (Barbados) Trading Bank Corporation	3.30%	08/01/19	11/01/19	888,000	892,970
RBC (Barbados) Trading Bank Corporation	3.30%	08/01/19	11/01/19	810,000	814,534
RBC (Barbados) Trading Bank Corporation	3.30%	08/01/19	11/01/19	924,000	929,172
RBC (Barbados) Trading Bank Corporation	3.30%	08/01/19	11/01/19	6,413,000	6,448,893
RBC (Barbados) Trading Bank Corporation	3.30%	08/01/19	11/01/19	890,000	894,981
RBC (Barbados) Trading Bank Corporation	3.30%	08/01/19	11/01/19	12,490,000	12,559,906
RBC (Barbados) Trading Bank Corporation	3.30%	08/01/19	11/01/19	901,000	906,043
RBC (Barbados) Trading Bank Corporation	3.30%	08/01/19	11/01/19	1,369,000	1,376,662
RBC (Barbados) Trading Bank Corporation	3.30%	08/01/19	11/01/19	1,697,000	1,706,498
RBC (Barbados) Trading Bank Corporation	3.35%	07/19/19	10/18/19	499,000	502,439
RBC (Barbados) Trading Bank Corporation	3.35%	07/19/19	10/18/19	2,675,000	2,693,590
RBC (Barbados) Trading Bank Corporation	3.35%	07/19/19	10/18/19	5,174,000	5,209,655
RBC (Barbados) Trading Bank Corporation	3.35%	07/19/19	10/18/19	2,411,000	2,427,615
RBC (Barbados) Trading Bank Corporation	3.35%	07/19/19	10/18/19	3,614,000	3,638,905

See Notes to Consolidated Schedule of Investments.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
RBC (Barbados) Trading Bank Corporation	3.35%	07/19/19	10/18/19	$5,336,000	$5,372,772
RBC (Barbados) Trading Bank Corporation	3.40%	07/19/19	10/18/19	2,791,000	2,810,520
Royal Bank of Canada (London)	0.71%	06/20/19	12/05/19	1,393,363	1,396,257
Royal Bank of Canada (London)	0.73%	07/23/19	10/23/19	7,391,407	7,402,014
Royal Bank of Canada (London)	0.84%	09/23/19	01/23/20	85,743,225	85,759,363
Royal Bank of Canada (London)	0.96%	06/20/19	12/05/19	6,078,213	6,095,283
Royal Bank of Canada (London)	1.00%	11/02/18	11/04/19	1,238,863	1,250,724
Royal Bank of Canada (London)	1.15%	11/02/18	11/04/19	1,212,302	1,225,646
Royal Bank of Canada (NY)	3.11%	07/03/19	10/03/19	3,402,000	3,428,466
Royal Bank of Canada (NY)	3.21%	08/15/19	11/15/19	6,695,000	6,723,041
Societe Generale Americas	3.02%	08/16/19	11/15/19	2,519,000	2,528,733
Societe Generale Americas	3.05%	09/18/19	12/16/19	4,927,000	4,932,418
Societe Generale Americas	3.05%	09/18/19	12/16/19	3,107,000	3,110,416
Societe Generale Americas	3.05%	09/18/19	12/16/19	2,602,000	2,604,861
Societe Generale Americas	3.05%	08/20/19	11/20/19	540,000	541,921
Societe Generale Americas	3.08%	08/08/19	11/08/19	3,939,000	3,957,204
Societe Generale Americas	3.08%	08/08/19	11/08/19	6,612,000	6,642,557
Societe Generale Americas	3.08%	08/08/19	11/08/19	915,000	919,229
Societe Generale Americas	3.21%	07/09/19	10/09/19	4,647,000	4,681,821

Total Reverse Repurchase Agreements Outstanding				$428,194,373	$430,085,652

Forward Foreign Currency Exchange Contracts Outstanding at September 30, 2019

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	1,861,000	USD	2,321,633	Citibank, N.A.	12/17/19	$(20,981)
USD	2,241,378	GBP	1,771,000	Citibank, N.A.	11/21/19	54,527
USD	5,793,501	EUR	5,173,000	Citibank, N.A.	03/10/20	80,104
USD	21,866,169	GBP	17,410,000	Citibank, N.A.	12/17/19	343,149
USD	9,373,401	GBP	7,458,000	Citibank, N.A.	03/24/20	123,500
USD	15,717,521	EUR	14,133,000	Citibank, N.A.	01/24/20	161,368
USD	2,559,689	EUR	2,237,000	Citibank, N.A.	10/11/19	118,399
USD	11,179,821	EUR	9,806,000	Citibank, N.A.	11/12/19	449,897
USD	774,847	EUR	682,000	Citibank, N.A.	11/06/19	28,966
USD	1,614,194	EUR	1,412,000	Citibank, N.A.	12/17/19	64,573

Total Forward Foreign Currency Exchange Contracts Outstanding						$1,403,502

OTC Credit Default Swaps on Index (Buy Protection) — Outstanding at September 30, 2019

Reference Obligation	Receive (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.A.11	(2.00)%	1M	11/18/2054	Goldman Sachs International	396,000 USD	$3,076	$7,257	$(4,181)
CMBX.NA.BBB-.11	(3.00)%	1M	11/18/2054	Citigroup Global Markets, Inc.	29,000 USD	1,250	2,607	(1,357)
CMBX.NA.BBB-.11	(3.00)%	1M	11/18/2054	Credit Suisse International	298,000 USD	12,844	28,626	(15,782)
CMBX.NA.BBB-.10	(3.00)%	1M	11/17/2059	Morgan Stanley Capital Services LLC	3,817,000 USD	124,816	134,090	(9,274)

See Notes to Consolidated Schedule of Investments.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Reference Obligation	Receive (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.BBB-.10	(3.00)%	1M	11/17/2059	Morgan Stanley Capital Services LLC	770,000 USD	$25,179	$33,381	$(8,202)
CMBX.NA.BBB-.10	(3.00)%	1M	11/17/2059	Morgan Stanley Capital Services LLC	825,000 USD	26,977	26,888	89
CMBX.NA.BBB-.10	(3.00)%	1M	11/17/2059	Morgan Stanley Capital Services LLC	175,000 USD	5,723	8,389	(2,666)
CMBX.NA.BBB-.10	(3.00)%	1M	11/17/2059	Morgan Stanley Capital Services LLC	975,000 USD	31,882	39,037	(7,155)
CMBX.NA.BBB-.10	(3.00)%	1M	11/17/2059	Morgan Stanley Capital Services LLC	847,000 USD	27,697	42,639	(14,942)
CMBX.NA.BBB-.10	(3.00)%	1M	11/17/2059	Morgan Stanley Capital Services LLC	1,669,000 USD	54,576	45,984	8,592
CMBX.NA.BBB-.10	(3.00)%	1M	11/17/2059	Morgan Stanley Capital Services LLC	891,000 USD	29,136	54,320	(25,184)
CMBX.NA.BBB-.8	(3.00)%	1M	10/17/2057	Morgan Stanley Capital Services LLC	634,000 USD	27,135	33,132	(5,997)
CMBX.NA.BBB-.8	(3.00)%	1M	10/17/2057	Morgan Stanley Capital Services LLC	317,000 USD	13,568	16,984	(3,416)
CMBX.NA.BBB-.8	(3.00)%	1M	10/17/2057	Citigroup Global Markets, Inc.	299,000 USD	12,797	13,199	(402)
CMBX.NA.BBB-.8	(3.00)%	1M	10/17/2057	Morgan Stanley Capital Services LLC	13,000 USD	556	685	(129)
CMBX.NA.BBB-.9	(3.00)%	1M	9/17/2058	Morgan Stanley Capital Services LLC	800,000 USD	21,600	40,650	(19,050)
CMBX.NA.BBB-.9	(3.00)%	1M	9/17/2058	Goldman Sachs International	251,000 USD	6,777	5,991	786
CMBX.NA.BBB-.9	(3.00)%	1M	9/17/2058	Goldman Sachs International	956,000 USD	25,812	40,345	(14,533)
CMBX.NA.BBB-.9	(3.00)%	1M	9/17/2058	Morgan Stanley Capital Services LLC	1,193,000 USD	32,211	145,131	(112,920)
CMBX.NA.BBB-.9	(3.00)%	1M	9/17/2058	Goldman Sachs International	378,000 USD	10,206	26,626	(16,420)
CMBX.NA.BBB-.9	(3.00)%	1M	9/17/2058	Goldman Sachs International	2,430,000 USD	65,610	172,005	(106,395)
CMBX.NA.BBB-.9	(3.00)%	1M	9/17/2058	Morgan Stanley Capital Services LLC	485,000 USD	13,095	23,210	(10,115)
CMBX.NA.BBB-.9	(3.00)%	1M	9/17/2058	Morgan Stanley Capital Services LLC	1,043,000 USD	28,161	47,432	(19,271)

See Notes to Consolidated Schedule of Investments.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Reference Obligation	Receive (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.BBB-.9	(3.00)%	1M	9/17/2058	Morgan Stanley Capital Services LLC	801,000 USD	$21,627	$45,965	$(24,338)
CMBX.NA.BBB-.9	(3.00)%	1M	9/17/2058	Morgan Stanley Capital Services LLC	2,087,000 USD	56,349	84,150	(27,801)

Total OTC Credit Default Swaps on Index (Buy Protection)						$678,660	$1,118,723	$(440,063)

OTC Credit Default Swaps on Index (Sell Protection) — Outstanding at September 30, 2019

Reference Obligation	Rating	Receive (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount(a)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.A.11	A	2.00%	1M	11/18/2054	Goldman Sachs International	396,000 USD	$(3,076)	$(7,802)	$4,726
CMBX.NA.A.11	A	2.00%	1M	11/18/2054	Goldman Sachs International	1,189,000 USD	(9,235)	(20,902)	11,667
CMBX.NA.AA.1	AA	0.25%	1M	10/12/2052	Goldman Sachs International	8,087,061 USD	(1,071,199)	(1,283,877)	212,678
CMBX.NA.AA.1	AA	0.25%	1M	10/12/2052	Goldman Sachs International	576,288 USD	(76,334)	(72,040)	(4,294)
CMBX.NA.AA.4	AA	1.65%	1M	2/18/2051	Goldman Sachs International	116,003 USD	(28,064)	(39,752)	11,688
CMBX.NA.AA.4	AA	1.65%	1M	2/21/2051	Goldman Sachs International	2,377,095 USD	(575,079)	(918,793)	343,714
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	Goldman Sachs International	351,000 USD	(11,478)	(10,699)	(779)
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	J.P. Morgan Securities LLC	548,000 USD	(18,011)	(18,819)	808
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	J.P. Morgan Securities LLC	493,000 USD	(16,121)	(18,513)	2,392
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	J.P. Morgan Securities LLC	493,000 USD	(16,121)	(17,491)	1,370
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	Goldman Sachs International	847,000 USD	(27,697)	(39,169)	11,472
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	Goldman Sachs International	528,000 USD	(17,266)	(17,165)	(101)
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	Goldman Sachs International	792,000 USD	(25,898)	(28,293)	2,395
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	Goldman Sachs International	863,000 USD	(28,220)	(29,184)	964
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	Goldman Sachs International	1,080,000 USD	(35,316)	(35,992)	676
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	Goldman Sachs International	728,000 USD	(23,806)	(24,780)	974
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	Goldman Sachs International	351,000 USD	(11,478)	(9,851)	(1,627)
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	J.P. Morgan Securities LLC	272,000 USD	(8,894)	(7,414)	(1,480)

See Notes to Consolidated Schedule of Investments.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Reference Obligation	Rating	Receive (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount(a)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	Merrill Lynch Capital Services, Inc.	599,000 USD	$(19,587)	$(30,871)	$11,284
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	Credit Suisse International	2,601,000 USD	(85,053)	(155,956)	70,903
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	Credit Suisse International	1,238,000 USD	(40,483)	(75,792)	35,309
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	Credit Suisse International	2,612,000 USD	(85,412)	(161,060)	75,648
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	Goldman Sachs International	1,590,000 USD	(51,993)	(112,467)	60,474
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	Goldman Sachs International	1,636,000 USD	(53,497)	(114,269)	60,772
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	Credit Suisse International	1,226,000 USD	(40,090)	(93,026)	52,936
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	Credit Suisse International	269,000 USD	(8,796)	(21,966)	13,170
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	Credit Suisse International	1,077,000 USD	(35,218)	(72,776)	37,558
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	Goldman Sachs International	1,195,000 USD	(39,077)	(90,032)	50,955
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	Goldman Sachs International	1,153,000 USD	(37,703)	(84,169)	46,466
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	Goldman Sachs International	1,153,000 USD	(37,703)	(84,169)	46,466
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	J.P. Morgan Securities LLC	12,000 USD	(392)	(589)	197
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	J.P. Morgan Securities LLC	103,000 USD	(3,368)	(5,242)	1,874
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	Credit Suisse International	96,000 USD	(3,139)	(5,127)	1,988
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	Credit Suisse International	162,000 USD	(5,297)	(8,861)	3,564
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	Goldman Sachs International	343,000 USD	(11,216)	(21,793)	10,577
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	Goldman Sachs International	83,000 USD	(2,714)	(4,619)	1,905
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	Goldman Sachs International	244,000 USD	(7,979)	(13,056)	5,077
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	Goldman Sachs International	174,000 USD	(5,690)	(9,715)	4,025
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	Goldman Sachs International	196,000 USD	(6,409)	(11,646)	5,237
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	J.P. Morgan Securities LLC	152,000 USD	(4,970)	(8,847)	3,877
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	J.P. Morgan Securities LLC	171,000 USD	(5,592)	(9,553)	3,961
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	Citigroup Global Markets, Inc.	62,000 USD	(2,027)	(2,520)	493
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	Goldman Sachs International	150,000 USD	(4,905)	(5,925)	1,020
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	Goldman Sachs International	327,000 USD	(10,693)	(10,957)	264
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	Goldman Sachs International	166,000 USD	(5,428)	(5,167)	(261)

See Notes to Consolidated Schedule of Investments.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Reference Obligation	Rating	Receive (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount(a)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	Goldman Sachs International	188,000 USD	$(6,148)	$(7,293)	$1,145
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	Goldman Sachs International	183,000 USD	(5,984)	(6,948)	964
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	Goldman Sachs International	149,000 USD	(4,872)	(5,078)	206
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	Goldman Sachs International	83,000 USD	(2,714)	(3,228)	514
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	Goldman Sachs International	158,000 USD	(5,167)	(6,312)	1,145
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	Goldman Sachs International	279,000 USD	(9,123)	(17,657)	8,534
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	Goldman Sachs International	327,000 USD	(10,693)	(12,929)	2,236
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	Goldman Sachs International	133,000 USD	(4,349)	(4,065)	(284)
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	J.P. Morgan Securities LLC	186,000 USD	(6,082)	(8,455)	2,373
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	J.P. Morgan Securities LLC	144,000 USD	(4,709)	(5,671)	962
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	J.P. Morgan Securities LLC	599,000 USD	(19,587)	(22,595)	3,008
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	J.P. Morgan Securities LLC	123,000 USD	(4,022)	(4,748)	726
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	J.P. Morgan Securities LLC	151,000 USD	(4,938)	(5,863)	925
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	J.P. Morgan Securities LLC	152,000 USD	(4,970)	(6,839)	1,869
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	J.P. Morgan Securities LLC	201,000 USD	(6,573)	(8,439)	1,866
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	J.P. Morgan Securities LLC	126,000 USD	(4,120)	(5,667)	1,547
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	J.P. Morgan Securities LLC	135,000 USD	(4,414)	(7,675)	3,261
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	J.P. Morgan Securities LLC	53,000 USD	(1,733)	(3,200)	1,467
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	J.P. Morgan Securities LLC	133,000 USD	(4,349)	(8,263)	3,914
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	J.P. Morgan Securities LLC	266,000 USD	(8,698)	(16,062)	7,364
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	J.P. Morgan Securities LLC	266,000 USD	(8,698)	(16,449)	7,751
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	J.P. Morgan Securities LLC	155,000 USD	(5,068)	(5,989)	921
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	Merrill Lynch Capital Services, Inc.	355,000 USD	(11,609)	(22,325)	10,716
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	Merrill Lynch Capital Services, Inc.	560,000 USD	(18,312)	(31,704)	13,392
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	Merrill Lynch Capital Services, Inc.	565,000 USD	(18,476)	(22,208)	3,732
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	Citigroup Global Markets, Inc.	237,000 USD	(7,750)	(9,192)	1,442

See Notes to Consolidated Schedule of Investments.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Reference Obligation	Rating	Receive (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount(a)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	Citigroup Global Markets, Inc.	222,000 USD	$(7,259)	$(7,606)	$347
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	Citigroup Global Markets, Inc.	224,000 USD	(7,325)	(9,949)	2,624
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	Citigroup Global Markets, Inc.	222,000 USD	(7,259)	(10,251)	2,992
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	Citigroup Global Markets, Inc.	359,000 USD	(11,739)	(16,782)	5,043
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	Citigroup Global Markets, Inc.	198,000 USD	(6,475)	(11,141)	4,666
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	Citigroup Global Markets, Inc.	197,000 USD	(6,442)	(10,516)	4,074
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	Goldman Sachs International	188,000 USD	(6,148)	(7,519)	1,371
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	Goldman Sachs International	188,000 USD	(6,148)	(7,632)	1,484
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	Goldman Sachs International	404,000 USD	(13,211)	(19,956)	6,745
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	Goldman Sachs International	135,000 USD	(4,414)	(6,549)	2,135
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	Goldman Sachs International	279,000 USD	(9,123)	(17,657)	8,534
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	Goldman Sachs International	279,000 USD	(9,123)	(17,981)	8,858
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	Goldman Sachs International	266,000 USD	(8,698)	(8,933)	235
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	Citigroup Global Markets, Inc.	771,000 USD	(25,212)	(31,273)	6,061
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	Citigroup Global Markets, Inc.	220,000 USD	(7,194)	(8,465)	1,271
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	Citigroup Global Markets, Inc.	225,000 USD	(7,358)	(8,736)	1,378
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	Citigroup Global Markets, Inc.	222,000 USD	(7,259)	(7,871)	612
CMBX.NA.BBB-.10	BBB-	3.00%	1M	11/17/2059	Citigroup Global Markets, Inc.	191,000 USD	(6,246)	(11,644)	5,398
CMBX.NA.BBB-.11	BBB-	3.00%	1M	11/18/2054	J.P. Morgan Securities LLC	327,000 USD	(14,094)	(21,838)	7,744
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Goldman Sachs International	220,000 USD	(9,453)	(9,783)	330
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Goldman Sachs International	479,000 USD	(20,501)	(28,154)	7,653
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Merrill Lynch Capital Services, Inc.	1,155,000 USD	(49,434)	(173,526)	124,092
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Merrill Lynch Capital Services, Inc.	1,304,000 USD	(55,811)	(203,631)	147,820
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Merrill Lynch Capital Services, Inc.	960,000 USD	(41,088)	(144,973)	103,885
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Merrill Lynch Capital Services, Inc.	1,552,000 USD	(66,426)	(184,932)	118,506
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Credit Suisse International	31,000 USD	(1,360)	(2,748)	1,388

See Notes to Consolidated Schedule of Investments.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Reference Obligation	Rating	Receive (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount(a)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Credit Suisse International	426,000 USD	$(18,233)	$(33,890)	$15,657
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Credit Suisse International	852,000 USD	(36,466)	(67,580)	31,114
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Goldman Sachs International	771,000 USD	(32,999)	(73,982)	40,983
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Goldman Sachs International	185,000 USD	(7,918)	(16,486)	8,568
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Goldman Sachs International	446,000 USD	(19,089)	(38,704)	19,615
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Goldman Sachs International	806,000 USD	(34,497)	(65,086)	30,589
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Credit Suisse International	223,000 USD	(9,544)	(19,237)	9,693
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Credit Suisse International	223,000 USD	(9,544)	(19,247)	9,703
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Goldman Sachs International	1,049,000 USD	(44,897)	(98,325)	53,428
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Merrill Lynch Capital Services, Inc.	796,000 USD	(34,069)	(81,271)	47,202
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Goldman Sachs International	89,000 USD	(3,809)	(8,405)	4,596
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Credit Suisse International	857,000 USD	(36,680)	(56,273)	19,593
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Goldman Sachs International	507,000 USD	(21,700)	(40,803)	19,103
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Goldman Sachs International	264,000 USD	(11,299)	(22,460)	11,161
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Goldman Sachs International	168,000 USD	(7,190)	(14,618)	7,428
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Goldman Sachs International	300,000 USD	(12,840)	(26,334)	13,494
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Goldman Sachs International	300,000 USD	(12,840)	(26,876)	14,036
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Merrill Lynch Capital Services, Inc.	941,000 USD	(40,275)	(87,161)	46,886
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Merrill Lynch Capital Services, Inc.	1,881,000 USD	(80,507)	(166,813)	86,306
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Credit Suisse International	528,000 USD	(22,598)	(37,832)	15,234
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Goldman Sachs International	178,000 USD	(7,618)	(13,385)	5,767
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Goldman Sachs International	96,000 USD	(4,109)	(6,578)	2,469
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	J.P. Morgan Securities LLC	345,000 USD	(14,766)	(28,337)	13,571
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	J.P. Morgan Securities LLC	345,000 USD	(14,766)	(28,414)	13,648
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	J.P. Morgan Securities LLC	345,000 USD	(14,766)	(28,259)	13,493
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	J.P. Morgan Securities LLC	139,000 USD	(5,949)	(11,323)	5,374

See Notes to Consolidated Schedule of Investments.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Reference Obligation	Rating	Receive (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount(a)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	J.P. Morgan Securities LLC	345,000 USD	$(14,766)	$(28,259)	$13,493
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	J.P. Morgan Securities LLC	496,000 USD	(21,229)	(35,539)	14,310
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	J.P. Morgan Securities LLC	833,000 USD	(35,652)	(55,832)	20,180
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	J.P. Morgan Securities LLC	103,000 USD	(4,408)	(6,609)	2,201
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Merrill Lynch Capital Services, Inc.	2,262,000 USD	(96,814)	(168,344)	71,530
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Merrill Lynch Capital Services, Inc.	1,865,000 USD	(79,822)	(122,773)	42,951
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	Goldman Sachs International	104,000 USD	(4,451)	(6,492)	2,041
CMBX.NA.BBB-.8	BBB-	3.00%	1M	10/17/2057	J.P. Morgan Securities LLC	147,000 USD	(6,292)	(8,358)	2,066
CMBX.NA.BBB-.9	BBB-	3.00%	1M	9/17/2058	Credit Suisse International	928,000 USD	(25,056)	(91,900)	66,844
CMBX.NA.BBB-.9	BBB-	3.00%	1M	9/17/2058	Credit Suisse International	228,000 USD	(6,156)	(18,041)	11,885
CMBX.NA.BBB-.9	BBB-	3.00%	1M	9/17/2058	Credit Suisse International	1,611,000 USD	(43,497)	(112,733)	69,236
CMBX.NA.BBB-.9	BBB-	3.00%	1M	9/17/2058	Credit Suisse International	773,000 USD	(20,871)	(58,248)	37,377
CMBX.NA.BBB-.9	BBB-	3.00%	1M	9/17/2058	Credit Suisse International	569,000 USD	(15,363)	(44,592)	29,229
CMBX.NA.BBB-.9	BBB-	3.00%	1M	9/17/2058	Credit Suisse International	285,000 USD	(7,695)	(22,490)	14,795
CMBX.NA.BBB-.9	BBB-	3.00%	1M	9/17/2058	Citigroup Global Markets, Inc.	2,000 USD	(54)	(142)	88
CMBX.NA.BBB-.9	BBB-	3.00%	1M	9/17/2058	Credit Suisse International	223,000 USD	(6,021)	(16,809)	10,788
CMBX.NA.BBB-.9	BBB-	3.00%	1M	9/17/2058	Credit Suisse International	782,000 USD	(21,114)	(59,569)	38,455
CMBX.NA.BBB-.9	BBB-	3.00%	1M	9/17/2058	Credit Suisse International	782,000 USD	(21,114)	(60,205)	39,091
CMBX.NA.BBB-.9	BBB-	3.00%	1M	9/17/2058	Credit Suisse International	240,000 USD	(6,480)	(19,561)	13,081
CMBX.NA.BBB-.9	BBB-	3.00%	1M	9/17/2058	Citigroup Global Markets, Inc.	1,492,000 USD	(40,284)	(105,398)	65,114
CMBX.NA.BBB-.9	BBB-	3.00%	1M	9/17/2058	Citigroup Global Markets, Inc.	377,000 USD	(10,179)	(20,445)	10,266
CMBX.NA.BBB-.9	BBB-	3.00%	1M	9/17/2058	Merrill Lynch Capital Services, Inc.	1,525,000 USD	(41,175)	(109,213)	68,038
CMBX.NA.BBB-.9	BBB-	3.00%	1M	9/17/2058	Citigroup Global Markets, Inc.	191,000 USD	(5,157)	(11,694)	6,537
CMBX.NA.BBB-.9	BBB-	3.00%	1M	9/17/2058	Citigroup Global Markets, Inc.	225,000 USD	(6,075)	(8,758)	2,683
CMBX.NA.BBB-.9	BBB-	3.00%	1M	9/17/2058	Citigroup Global Markets, Inc.	191,000 USD	(5,157)	(11,596)	6,439

Total OTC Credit Default Swaps on Index (Sell Protection)							$(4,329,532)	$(7,406,885)	$3,077,353

(a)

The maximum potential amount the Consolidated Master Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See Notes to Consolidated Schedule of Investments.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

OTC Credit Default Swaps on Single-Name Issues (Buy Protection) — Outstanding at September 30, 2019

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Kohl’s Corporation	(1.00)%	3M	12/20/2022	Morgan Stanley Capital Services LLC	6,826,000 USD	$(86,061)	$440,355	$(526,416)
Kohl’s Corporation	(1.00)%	3M	12/20/2022	JPMorgan Chase Bank, N.A.	19,980,000 USD	(251,904)	1,016,877	(1,268,781)
Kroger Co.	(1.00)%	3M	12/20/2022	Goldman Sachs International	32,849,000 USD	(637,964)	93,288	(731,252)
Macy’s, Inc.	(1.00)%	3M	12/20/2022	JPMorgan Chase Bank, N.A.	6,577,000 USD	(5,122)	665,418	(670,540)
Macy’s, Inc.	(1.00)%	3M	12/20/2022	Goldman Sachs International	6,577,000 USD	(5,122)	613,564	(618,686)
Macy’s, Inc.	(1.00)%	3M	12/20/2022	Morgan Stanley Capital Services LLC	10,239,000 USD	(7,975)	1,181,783	(1,189,758)
Target Corporation	(1.00)%	3M	12/20/2022	Goldman Sachs International	17,066,000 USD	(453,797)	(378,017)	(75,780)

Total OTC Credit Default Swaps on Single-Name Issuer (Buy Protection)						$(1,447,945)	$3,633,268	$(5,081,213)

OTC Total Return Swaps Outstanding at September 30, 2019

Reference Instrument	Maturity Date	Payment Frequency	Counterparty	Financing Rate		Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Alpha Group SARL	01/29/2025	3M	Citibank, N.A.	E + 1.10	(a)	1,265,000 EUR	$(11,495)	$—	$(11,495)
Casablanca US Holdings, Inc.	03/25/2024	3M	Citibank, N.A.	L + 1.10	(b)	68,950,000 USD	(1,784,081)	—	(1,784,081)
Casablanca US Holdings, Inc.	03/25/2024	3M	Citibank, N.A.	L + 1.10	(b)	346,363 USD	(4,633)	—	(4,633)
Casablanca US Holdings, Inc.	03/25/2024	3M	Citibank, N.A.	L + 1.10	(b)	705,834 USD	16,146	—	16,146
Compass III	05/07/2025	6M	Citibank, N.A.	E + 1.10	(d)	1,438,000 EUR	19,432	—	19,432
Diamond Resorts International, Inc.	09/02/2023	1M	Citibank, N.A.	L + 1.10	(c)	18,000 USD	337	—	337
Diamond Resorts International, Inc.	09/02/2023	1M	Citibank, N.A.	L + 1.10	(c)	12,370,987 USD	(309,788)	—	(309,788)
Diamond Resorts International, Inc.	09/02/2023	1M	Citibank, N.A.	L + 1.10	(c)	771,267 USD	(34,739)	—	(34,739)
Richmond UK Bidco Limited	03/03/2024	1M	Citibank, N.A.	L + 1.10	(c)	1,130,993 GBP	(39,056)	—	(39,056)
Richmond UK Bidco Limited	03/03/2024	1M	Citibank, N.A.	L + 1.10	(c)	4,930,556 GBP	(170,263)	—	(170,263)
Richmond UK Bidco Limited	03/03/2024	1M	Citibank, N.A.	L + 1.10	(c)	3,503,820 GBP	(110,200)	—	(110,200)
Richmond UK Bidco Limited	03/03/2024	1M	Citibank, N.A.	L + 1.10	(c)	2,027,688 GBP	(32,540)	—	(32,540)
Richmond UK Bidco Limited	03/03/2024	1M	Citibank, N.A.	L + 1.10	(c)	1,492,564 GBP	(17,055)	—	(17,055)
Richmond UK Bidco Limited	03/03/2024	1M	Citibank, N.A.	L + 1.10	(c)	1,537,880 GBP	20,330	—	20,330

See Notes to Consolidated Schedule of Investments.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Reference Instrument	Maturity Date	Payment Frequency	Counterparty	Financing Rate	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Richmond UK Bidco Limited	03/03/2024	1M	Citibank, N.A.	L + 1.10(c)	46,281 GBP	$2,537	$—	$2,537
Richmond UK Bidco Limited	03/03/2024	1M	Citibank, N.A.	L + 1.10(c)	364,463 GBP	14,362	—	14,362
Richmond UK Bidco Limited	03/03/2024	1M	Citibank, N.A.	L + 1.10(c)	121,488 GBP	5,162	—	5,162
Richmond UK Bidco Limited	03/03/2024	1M	Citibank, N.A.	L + 1.10(c)	329,752 GBP	7,285	—	7,285
Richmond UK Bidco Limited	03/03/2024	1M	Citibank, N.A.	L + 1.10(c)	619,973 GBP	13,926	—	13,926
Richmond UK Bidco Limited	03/03/2024	1M	Citibank, N.A.	L + 1.10(c)	876,447 GBP	21,037	—	21,037
Richmond UK Bidco Limited	03/03/2024	1M	Citibank, N.A.	L + 1.10(c)	87,000 GBP	1,118	—	1,118
Richmond UK Bidco Limited	03/03/2024	1M	Citibank, N.A.	L + 1.10(c)	564,050 GBP	43,079	—	43,079
Richmond UK Bidco Limited	03/03/2024	1M	Citibank, N.A.	L + 1.10(c)	136,000 GBP	(88)	—	(88)
Richmond UK Bidco Limited	03/03/2024	1M	Citibank, N.A.	L + 1.10(c)	12,491,740 GBP	(431,366)	—	(431,366)

Total OTC Total Return Swaps						$(2,780,553)	$—	$(2,780,553)

(a)	E = 3 month EURIBOR
(b)	L = 3 month LIBOR
(c)	L = 1 month LIBOR
(d)	E = 6 month EURIBOR

Centrally Cleared Interest Rate Swaps Outstanding at September 30, 2019

Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	Three-Month Libor	1.84%	3M	01/22/2025	Citibank, N.A.	10,000,000 USD	$(160,900)	$—	$(160,900)
Receives	Three-Month Libor	1.88%	3M	01/2/2027	Citibank, N.A.	3,000,000 USD	(94,657)	—	(94,657)
Receives	Three-Month Libor	2.36%	3M	11/21/2028	Citibank, N.A.	5,000,000 USD	(378,051)	—	(378,051)
Receives	Three-Month Libor	2.37%	3M	11/24/2028	Citibank, N.A.	2,500,000 USD	(192,338)	—	(192,338)
Receives	Three-Month Libor	2.43%	3M	10/11/2026	Citibank, N.A.	2,000,000 USD	(135,694)	—	(135,694)
Receives	Three-Month Libor	2.58%	3M	08/5/2025	Citibank, N.A.	7,000,000 USD	(433,259)	—	(433,259)
Receives	Three-Month Libor	2.63%	3M	09/15/2028	Citibank, N.A.	15,000,000 USD	(1,366,599)	—	(1,366,599)
Receives	Three-Month Libor	2.63%	3M	08/13/2026	Citibank, N.A.	23,000,000 USD	(1,693,783)	—	(1,693,783)

See Notes to Consolidated Schedule of Investments.

Blackstone Real Estate Income Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

September 30, 2019 (Unaudited)

Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	Three-Month Libor	2.67%	3M	09/13/2028	Citibank, N.A.	5,000,000 USD	$(475,540)	$—	$(475,540)
Receives	Three-Month Libor	2.72%	3M	09/8/2028	Citibank, N.A.	1,000,000 USD	(98,677)	—	(98,677)
Receives	Three-Month Libor	2.72%	3M	08/8/2028	Citibank, N.A.	5,000,000 USD	(492,663)	—	(492,663)
Receives	Three-Month Libor	2.81%	3M	11/8/2024	Citibank, N.A.	3,000,000 USD	(143,451)	—	(143,451)
Receives	Three-Month Libor	2.86%	3M	02/24/2023	Citibank, N.A.	15,000,000 USD	(668,807)	—	(668,807)
Receives	Three-Month Libor	2.90%	3M	10/24/2024	Citibank, N.A.	2,000,000 USD	(102,306)	—	(102,306)
Receives	Three-Month Libor	2.90%	3M	11/1/2024	Citibank, N.A.	4,000,000 USD	(193,793)	—	(193,793)
Receives	Three-Month Libor	3.00%	3M	03/14/2023	Citibank, N.A.	100,000,000 USD	(4,986,596)	—	(4,986,596)
Receives	Three-Month Libor	3.01%	3M	03/14/2025	Citibank, N.A.	105,000,000 USD	(8,375,633)	—	(8,375,633)
Receives	Three-Month Libor	3.11%	3M	03/20/2028	Citibank, N.A.	10,000,000 USD	(1,259,583)	—	(1,259,583)
Receives	Three-Month Libor	3.16%	3M	03/25/2028	Citibank, N.A.	10,000,000 USD	(1,302,902)	—	(1,302,902)
Receives	Three-Month Libor	3.26%	3M	05/23/2048	Citibank, N.A.	3,000,000 USD	(1,111,360)	—	(1,111,360)
Receives	Three-Month Libor	3.27%	3M	05/7/2028	Citibank, N.A.	10,000,000 USD	(1,502,387)	—	(1,502,387)
Receives	Three-Month Libor	3.29%	3M	04/22/2028	Citibank, N.A.	10,000,000 USD	(1,512,297)	—	(1,512,297)
Receives	Three-Month Libor	3.37%	3M	05/9/2033	Citibank, N.A.	8,000,000 USD	(1,811,609)	—	(1,811,609)

Total Centrally Cleared Interest Rate Swaps Outstanding							$(28,492,885)	$—	$(28,492,885)

Abbreviation Legend:
1M	Monthly
3M	Quarterly
6M	Semi-Annual
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
OTC	Over the Counter
Currency Legend
EUR	Euro
GBP	British Pound
USD	United States Dollar

See Notes to Consolidated Schedule of Investments.

Blackstone Real Estate Income Master Fund and Subsidiary

Notes to Consolidated Schedule of Investments

For the Period Ended September 30, 2019 (Unaudited)

1. Organization

Blackstone Real Estate Income Master Fund (the “Master Fund”), a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is a non-diversified, closed-end management investment company. The Master Fund has formed a subsidiary, Blackstone Real Estate Income Master Fund (Cayman) Ltd., a wholly-owned subsidiary (the “Subsidiary”), organized in the Cayman Islands, through which the Master Fund mainly invests in securities exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Blackstone Real Estate Income Fund (“Feeder Fund I”) and Blackstone Real Estate Income Fund II (“Feeder Fund II” and together with Feeder Fund I, the “Feeder Funds”) invest substantially all of their assets in the Master Fund. The Master Fund’s investment objective is to seek long-term total return, with an emphasis on current income, by primarily investing in a broad range of real estate-related debt investments.

The Master Fund consolidates the Subsidiary in accordance with the consolidation policy discussed in Note 2. The Master Fund and Subsidiary are herein referred to collectively as the “Consolidated Master Fund”.

The investment manager of the Consolidated Master Fund and the Feeder Funds is Blackstone Real Estate Income Advisors L.L.C. (the “Investment Manager”), an investment advisor registered under the Investment Advisers Act of 1940, as amended. The Board of Trustees (the “Board” and each member thereof, a “Trustee”) of the Consolidated Master Fund and the Feeder Funds supervises the conduct of the Consolidated Master Fund’s and the Feeder Funds’ affairs and, pursuant to the investment management agreements (the “Investment Management Agreements”), has engaged the Investment Manager to manage the Consolidated Master Fund’s and the Feeder Funds’ day-to-day investment activities and operations.

Capitalized terms used, but not defined herein, shall have the meaning assigned to them in the Prospectus of the Feeder Funds.

2. Summary of Significant Accounting Policies

Basis of Presentation

The Consolidated Master Fund’s Consolidated Schedule of Investments are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are stated in U.S. dollars, unless otherwise noted.

The Consolidated Master Fund is an investment company in accordance with Accounting Standards Codifications 946, Financial Services—Investment Companies, which defines investment companies and prescribes specialized accounting and reporting requirements for investment companies.

The preparation of the Consolidated Schedule of Investments in conformity with U.S. GAAP requires the Investment Manager to make estimates and assumptions that affect the amounts in the Consolidated Schedule of Investments and accompanying notes. The Investment Manager believes that the estimates utilized in preparing the Consolidated Schedule of Investments are reasonable and prudent; however, actual results may differ from these estimates.

Consolidation

The Master Fund is presented as consolidated with the Subsidiary. Accordingly, the Consolidated Schedule of Investments include the assets and liabilities and the results of operations of the Subsidiary listed above. All intercompany balances have been eliminated.

Fair Value of Financial Instruments

Fair value guidance defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. U.S. GAAP defines the fair value as the price that the Consolidated Master Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.

Valuation techniques and availability of observable inputs can vary from investment to investment and are affected by a variety of factors including the type of investment and the characteristics specific to the investment and the state of the market place, including the existence and transparency of transactions between market participants. Investments with readily available active quoted prices or for which fair value can be measured from actively quoted prices generally will have a higher degree of market price observability and a lesser degree of judgment used in measuring fair value.

Investments measured and reported at fair value are classified and disclosed in one of the following levels within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement:

•	Level 1 – quoted prices are available in active markets for identical investments as of the measurement date. The Consolidated Master Fund does not adjust the quoted price for these investments.

Blackstone Real Estate Income Master Fund and Subsidiary

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended September 30, 2019 (Unaudited)

•	Level 2 – quoted prices are available in markets that are not active or model inputs are based on inputs that are either directly or indirectly observable as of the measurement date.

•

Level 3 – pricing inputs are unobservable and include instances where there is minimal, if any, market activity for the investment. The Investment Manager, values its investments, in good faith, using valuation techniques applied on a consistent basis. The determination of fair value is based on the best available information in the circumstances and may incorporate the Investment Mangers’ own assumptions and involves significant degree of judgment, taking into consideration a combination of internal and external factors. Due to the inherent uncertainty of these estimates, the estimates of fair value may differ from the values that would have been used had a ready market for these investments existed and the differences could be material.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

3. Fair Value Measurement

The following table summarizes the Consolidated Master Fund’s assets and liabilities measured at fair value at September 30, 2019:

Asset Description:	Level 1	Level 2	Level 3	Total
Investments in Securities:
Commercial Mortgage-Backed Securities	$—	$719,614,695	$—	$719,614,695
Residential Mortgage-Backed Securities	—	208,629,235	—	208,629,235
Interest Only Commercial Mortgage-Backed Securities	—	86,426,801	—	86,426,801
Collateralized Debt Obligations	—	4,101,082	—	4,101,082
Bank Loan	—	60,328,522	—	60,328,522
High Yield Bonds & Notes	—	50,098,336	—	50,098,336
Municipals	—	183,815	—	183,815
Convertible Bonds	—	4,920,569	—	4,920,569
Money Market Fund	26,574,890	—	—	26,574,890
Purchased Options	161,350	—	—	161,350
Total Investments in Securities	$26,736,240	$1,134,303,055	$—	$1,161,039,295
Forward Foreign Currency Exchange Contracts(a)	—	1,424,483	—	1,424,483
Credit Default Swap Contracts	—	678,660	—	678,660
Total Return Swap Contracts(a)	—	164,751	—	164,751
Total Assets	$26,736,240	$1,136,570,949	$—	$1,163,307,189

Liability Description:	Level 1	Level 2	Level 3	Total
Securities Sold Short:
Foreign Government Obligations	$—	$8,959,528	$—	$8,959,528
U.S. Treasury Notes	—	12,555,000	—	12,555,000
Total Securities Sold Short	—	21,514,528	—	21,514,528
Unfunded Loan Commitment(a)	—	3,421	—	3,421
Options Written	25,400	—	—	25,400
Reverse Repurchase Agreements	—	430,085,652	—	430,085,652
Forward Foreign Currency Exchange Contracts(a)	—	20,981	—	20,981
Credit Default Swap Contracts	—	5,777,477	—	5,777,477
Total Return Swap Contracts(a)	—	2,945,304	—	2,945,304
Interest Rate Swap Contracts	—	28,492,885	—	28,492,885
Total Liabilities	$25,400	$488,840,248	$—	$488,865,648

(a)	Represents unrealized appreciation (depreciation).

Blackstone Real Estate Income Master Fund and Subsidiary

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended September 30, 2019 (Unaudited)

The following table reconciles the beginning and ending balances of investments measured at fair value using Level 3 inputs:

Asset Description:	Commercial Mortgage- Backed Securities
Balance as of January 1, 2019	$20,026,771
Transfers In	—
Transfers Out	(20,026,771)
Purchases	—
Sales	—
Amortization	—
Net realized gain (loss)	—
Net change in unrealized appreciation	—

Balance as of September 30, 2019	$—

Net change in unrealized appreciation related to investments still held as of September 30, 2019	$—

Investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value in such Level 3 investments.